CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 1,830	$ 136,160	$ (122,925)	$ 15,065
Balance, shares at Dec. 31, 2014	11,762,420
Issuance of shares	$ 344	8,995		9,339
Issuance of shares, shares	2,204,764
Issuance of shares related to acquisition	$ 75	1,485		$ 1,560
Issuance of shares related to acquisition, shares	500,000			500,000
Share-based compensation related to options and RSUs issued to employees and directors	$ 5	539		$ 544
Share-based compensation related to options and RSUs issued to employees and directors, shares	32,500
Stock-based compensation
Net loss			(6,687)	(6,687)
Balance at Jun. 30, 2015	$ 2,254	147,179	(129,612)	19,821
Balance, shares at Jun. 30, 2015	14,499,684
Balance at Dec. 31, 2015	$ 3,194	156,696	(140,270)	19,620
Balance, shares at Dec. 31, 2015	20,515,536
Exercise of warrants	$ 51	(51)
Exercise of warrants, shares	333,314
Share-based compensation related to options and RSUs issued to employees and directors	$ 2	457		459
Share-based compensation related to options and RSUs issued to employees and directors, shares	16,719
Net loss			(7,430)	(7,430)
Balance at Jun. 30, 2016	$ 3,247	$ 157,102	$ (147,700)	$ 12,649
Balance, shares at Jun. 30, 2016	20,865,569